Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties
Disclosure of detailed information about trade and other transactions with related parties [text block]

Trade and other transactions with related parties

(€ million)	December 31, 2017			2017
	Receivables and other assets	Payables and other liabilities	Guarantees	Costs			Revenues			Other operating (expense)
Name				Goods	Services	Other	Goods	Services	Other	income
Joint ventures and associates
Petrobel Belayim Petroleum Co	86	1,205			3,168			8
Coral FLNG SA	20	4	1,094					26	2
Saipem Group	63	76	7,270		450		5	30	9
Karachaganak Petroleum Operating BV	36	121		652	295	4
Mellitah Oil & Gas BV	5	220		34	461			2
Agiba Petroleum Co	1	83			142
Unión Fenosa Gas SA			57	1		2	202			28
Other(*)	84	22		26	113	1	82	39	7
	295	1,731	8,421	713	4,629	7	289	105	18	28
Unconsolidated entities controlled by Eni
Eni BTC Ltd			169
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	77	1	5					7
Other(*)	20	23	7	4	10		2	4	1
	97	24	181	4	10		2	11	1
	392	1,755	8,602	717	4,639	7	291	116	19	28
Entities controlled by the Government
Enel Group	123	187		19	603		94	70		285
Snam Group	187	351		68	1,153		83	2
Terna Group	35	31		84	122	6	98	56		15
GSE - Gestore Servizi Energetici	69	219		303	6	197	470	211	21	2
Italgas Group	14	180	1		678	3	8	10
Other(*)	50	21		2	27	9	11	4	1	1
	478	989	1	476	2,589	215	764	353	22	303
Pension funds and foundations	1	2				25	1
Groupement Sonatrach – Agip «GSA» e Organe Conjoint des Opérations «OC SH/FCP»	39	145		19	484	27		42
	910	2,891	8,603	1,212	7,712	274	1,056	511	41	331
_________
(*)	Each individual amount included herein was lower than €50 million.

(€ million)	December 31, 2016			2016
	Receivables and other assets	Payables and other liabilities	Guarantees	Costs			Revenues			Other operating (expense)
Name				Goods	Services	Other	Goods	Services	Other	income
Joint ventures and associates
Agiba Petroleum Co	1	50			156
Saipem Group	64	224	8,094		775	6	9	37	5
Karachaganak Petroleum Operating BV	47	187		573	333	12	7	1	19
Mellitah Oil & Gas BV	7	134		5	472
Petrobel Belayim Petroleum Co	225	532			1,940				2
Unión Fenosa Gas SA			57				93		1
Other(*)	114	25	1	32	113		86	44	13	47
	458	1,152	8,152	610	3,789	18	195	82	40	47
Unconsolidated entities controlled by Eni
Eni BTC Ltd			192
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	69	1	3					2
Other(*)	9	16	51	4	4		6	2	2
	78	17	246	4	4		6	4	2
	536	1,169	8,398	614	3,793	18	201	86	42	47
Entities controlled by the Government
Enel Group	151	254		28	780		88	95	18	182
Snam Group	44	541	1	125	1,902	5	99	14
Terna Group	33	46		60	165	7	61	56		13
GSE - Gestore Servizi Energetici	58	32		206	5	32	344	68	2	5
Italgas Group	54	1			4
Other(*)	43	24			37		62	6
	383	898	1	419	2,893	44	654	239	20	200
Pension funds and foundations		2			4	28
Groupement Sonatrach – Agip «GSA» e Organe Conjoint des Opérations «OC SH/FCP»	176	331		5	413	5		58	12
	1,095	2,400	8,399	1,038	7,103	95	855	383	74	247
_________
(*)	Each individual amount included herein was lower than €50 million.
(€ million)	December 31, 2015			2015
	Receivables and other assets	Payables and other liabilities	Guarantees	Costs			Revenues			Other operating (expense)
Name				Goods	Services	Other	Goods	Services	Other	income
Continuing operations
Joint ventures and associates
Agiba Petroleum Co	6	60			187
CEPAV (Consorzio Eni per l’Alta Velocità) Due		1
CEPAV (Consorzio Eni per l’Alta Velocità) Uno			6,122
Karachaganak Petroleum Operating BV	48	171		748	403	8		10
Mellitah Oil & Gas BV	8	16		46	339			19
Petrobel Belayim Petroleum Co	16	183			543
Petromar Lda	2		6
Unión Fenosa Gas SA	1		57							(4)
Other(*)	118	42		27	124	1	60	70	37	(2)
	199	473	6,185	821	1,596	9	60	99	37	(6)
Unconsolidated entities controlled by Eni
Eni México S. de RL de CV			101
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	65	1	9					3
Other(*)	17	19	3	2	2		4	2	2
	82	20	113	2	2		4	5	2
	281	493	6,298	823	1,598	9	64	104	39	(6)
Entities controlled by the Government
Enel Group	138	203			1,063		196	134		90
Snam Group	144	522	3	137	2,014	5	249	24	1
Terna Group	18	42		109	125	14	77	19	29	12
GSE - Gestore Servizi Energetici	44	63		419	5	35	307	43
Other(*)	22	38			56	6	29	1
	366	868	3	665	3,263	60	858	221	30	102
Pension funds and foundations	1	2			4	50
Groupement Sonatrach – Agip «GSA» e Organe Conjoint des Opérations «OC SH/FCP»	185	300			453	12	35	60
	833	1,663	6,301	1,488	5,318	131	957	385	69	96
Discontinued operations
Joint ventures and associates
CEPAV (Consorzio Eni per l’Alta Velocità) Due	60	99	68		101			145
CEPAV (Consorzio Eni per l’Alta Velocità) Uno	9	3			3			1
KWANDA - Suporte Logistico Lda	69	10				5		8
Mellitah Oil & Gas BV	9				7
Petrobel Belayim Petroleum Co	19							86
Petromar Lda	97	16			16			45
Other(*)	14	27		10	54		1	21	1
	277	155	68	10	181	5	1	306	1
Unconsolidated entities controlled by Eni
Other(*)	1	1			2
	1	1			2
Entities controlled by the Government
Snam Group	25	46						36
Other(*)		5			3
	25	51			3			36
Pension funds and foundations						1
	303	207	68	10	186	6	1	342	1
	1,136	1,870	6,369	1,498	5,504	137	958	727	70	96
___________
(*)	Each individual amount included herein was lower than €50 million.

Disclosure of detailed information about financing transactions with related parties [text block]

Financing transactions with related parties

(€ million)
	December 31, 2017			2017
Name	Receivables	Payables	Guarantees	Charges	Gains
Continuing operations
Joint ventures and associates
Coral South FLNG D MCC			1,334
Cardón IV SA	955				86
Angola LNG Ltd			233
Matrìca SpA					9
Shatskmorneftegaz Sarl	101				6
Société Centrale Electrique du Congo SA	66	43
Saipem Group		3	56		13
Coral FLNG SA	56				71
Other(*)	48	49	2	1	5
	1,226	95	1,625	1	190
Unconsolidated entities controlled by Eni
Servizi Fondo Bombole Metano SpA	60	9			1
Eni BTC Ltd		28
Other(*)	1	24
	61	61			1
Entities controlled by the Government
Other(*)		8		3
		8		3
	1,287	164	1,625	4	191
__________
(*)	Each individual amount included herein was lower than €50 million.
(€ million)
	December 31, 2016			2016
Name	Receivables	Payables	Guarantees	Charges	Gains	Income from equity instruments
Continuing operations
Joint ventures and associates
Cardón IV SA	1,054				96
Matrìca SpA	125			93	9
Shatskmorneftegaz Sarl	69			13	4
Société Centrale Electrique du Congo SA	78			18
Unión Fenosa Gas SA		85
Saipem Group			82		43	27
Other(*)	52		2	17	4
	1,378	85	84	141	156	27
Unconsolidated entities controlled by Eni
Eni BTC Ltd		54
Other(*)	46	52		1	1
	46	106		1	1
Entities controlled by the Government
Other(*)				3
				3
	1,424	191	84	145	157	27
___________
(*)	Each individual amount included herein was lower than €50 million.
(€ million)
	December 31, 2015			2015
Name	Receivables	Payables	Guarantees	Charges	Gains
Continuing operations
Joint ventures and associates
Cardón IV SA	1,112				65
Matrìca SpA	209			10	11
Shatskmorneftegaz Sàrl	63			21
Société Centrale Electrique du Congo SA	94
Unión Fenosa Gas SA		90
Other(*)	52	7	12	19	5
	1,530	97	12	50	81
Unconsolidated entities controlled by Eni
Other(*)	51	111			1
	51	111			1
Entities controlled by the Government
Other(*)	27				1
	27				1
	1,608	208	12	50	83
Discontinued operations
Joint ventures and associates
CEPAV (Consorzio Eni per l’Alta Velocità) Due			150
Other(*)	5
	5		150
	1,613	208	162	50	83
__________
(*)	Each individual amount included herein was lower than €50 million.

Disclosure of detailed information about the impact of transactions and positions with related parties on the balance sheet [text block]

The impact of transactions and positions with related parties on the balance sheet consisted of the following:

	December 31, 2017			December 31, 2016
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %
Trade and other receivables	15,737	907	5.76	17,593	1,100	6.25
Other current assets	1,573	30	1.91	2,591	57	2.20
Other non-current financial assets	1,675	1,214	72.48	1,860	1,349	72.53
Other non-current assets	1,323	46	3.48	1,348	13	0.96
Current financial liabilities	2,242	164	7.31	3,396	191	5.62
Trade and other payables	16,748	2,808	16.77	16,703	2,289	13.70
Other current liabilities	1,515	60	3.96	2,599	88	3.39
Other non-current liabilities	1,479	23	1.56	1,768	23	1.30

Disclosure of detailed information about the impact of transactions with related parties on the profit and loss accounts [text block]

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2017			2016			2015
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Continuing operations
Net sales from operations	66,919	1,567	2.34	55,762	1,238	2.22	72,286	1,342	1.86
Other income and revenues	4,058	41	1.01	931	74	7.95	1,252	69	5.51
Purchases, services and other	(52,461)	(9,164)	17.47	(44,124)	(8,212)	18.61	(56,848)	(6,882)	12.11
Payroll and related costs	(2,951)	(34)	1.15	(2,994)	(24)	0.80	(3,119)	(55)	1.76
Other operating (expense) income	(32)	331	—	16	247	—	(485)	96	—
Financial income	3,924	191	4.87	5,850	157	2.69	8,635	83	0.96
Financial expense	(5,886)	(4)	0.07	(6,232)	(145)	2.33	(10,104)	(50)	0.49
Derivative financial instruments	837			(482)	27	—	160
Discontinued operations
Total revenues							10,277	344	3.35
Total costs							(12,199)	(202)	1.66

Disclosure of detailed information about main cash flows with related parties [text block]

Main cash flows with related parties are provided below:

(€ million)	2017	2016	2015
Revenues and other income	1,608	1,312	1,411
Costs and other expenses	(5,360)	(5,623)	(5,786)
Other operating income (loss)	331	247	96
Net change in trade and other receivables and liabilities	391	182	105
Net interests	187	133	82
Net cash provided from operating activities - Continuing operations	(2,843)	(3,749)	(4,092)
Net cash provided from operating activities - Discontinued operations			126
Net cash provided from operating activities	(2,843)	(3,749)	(3,966)
Capital expenditure in tangible and intangible assets	(3,838)	(2,613)	(1,151)
Disposal of investments		463
Net change in accounts payable and receivable in relation to investments	425	252	(238)
Change in financial receivables	298	5,650	(194)
Net cash used in investing activities	(3,115)	3,752	(1,583)
Change in financial liabilities	(16)	(192)	13
Net cash used in financing activities	(16)	(192)	13
Total financial flows to related parties	(5,974)	(189)	(5,536)

Disclosure of detailed information about the impact of cash flows with related parties [Text Block]

The impact of cash flows with related parties consisted of the following:

	2017			2016			2015
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash provided from operating activities	10,117	(2,843)	—	7,673	(3,749)	—	11,649	(3,966)	—
Cash used in investing activities	(3,768)	(3,115)	82.67	(4,443)	3,752	—	(10,923)	(1,583)	14.49
Cash used in financing activities	(4,595)	(16)	0.35	(3,651)	(192)	5.26	(1,351)	13	—